Income tax (Schedule of Deferred Tax Assets and Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Accrued expenses	¥ 64,166	¥ 52,912
Inventory write-down	46,674	33,379
Impairment of equity investments	8,595	7,048
Salary and welfare payable	1,954	2,760
Allowance for credit losses	23,464	21,627
Net operating loss carry forward	439,585	83,099
Less: valuation allowance	(383,810)	(38,316)	¥ (18,169)
Deferred tax assets, net	200,628	162,509
Deferred tax liabilities:
Identifiable intangible assets	(24,966)	(28,082)
Deferred tax liabilities	¥ (24,966)	¥ (28,082)